Subsequent events	6 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events:

On November 26, 2018, the Company’s Executive Management Board resolved to cancel a part of its own shares, pursuant to the company’s articles of incorporation set out in accordance with Article 178 of the Companies Act of Japan as follows:

(a) type of shares to be cancelled is the Company’s common shares, (b) total number of shares to be cancelled is 150,000,000 shares (4.1 percent of outstanding shares) and (c) the scheduled cancellation date is on December 17, 2018.